Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after September 30, 2024 up through November 14 , 2024, the date the Company issued these unaudited condensed consolidated financial statements.

On October 10, 2024, Treasure Global Inc (the “Company” or “we”) entered into a Share Purchase Agreement (the “Purchase Agreement”) with Alumni Capital LP (“Alumni Capital”), a Delaware limited partnership. Pursuant to the Purchase Agreement, the Company has the right, but not the obligation to cause Alumni Capital to purchase up to $6,000,000 the Company’s common stock, par value $0.00001 (the “Commitment Amount”), at the Purchase Price (defined below) during the period beginning on the execution date of the Purchase Agreement and ending on the earlier of (i) the date on which Alumni Capital has purchased $6,000,000 of the Company’s common stock pursuant to the Purchase Agreement or (ii) December 31, 2025.

In consideration for Alumni Capital’s execution and performance under the Purchase Agreement, the Company issued to Alumni Capital a purchase warrant dated October 10, 2024 for a term of three (3) years (the “Purchase Warrant”), to purchase up to a number of common stock equal to ten percent (10%) of the Commitment Amount divided by the exercise price of the Purchase Warrant. The exercise price per share of the Purchase Warrant will be calculated by dividing the $5,000,000 valuation by the total number of outstanding shares of common stock as of the Exercise Date.

On October 10, 2024, the Company entered into a service partnership agreement (the “Partnership Agreement”) with Octagram Investment Limited (“OCTA”), a Malaysian company, to establish a strategic partnership pursuant to the terms and conditions set forth in this Partnership Agreement. Pursuant to the Partnership Agreement, OCTA shall design, develop and deliver mini-game modules to be integrated into the ZCity App, an E-Commerce platform owned by the Company. In addition, OCTA shall customize the mini-game modules based on the Company’s detailed specification  The company agreed to pay a total consideration of (USD 2,800,000.00) (“Service Fees”) to OCTA and/or its nominees by using the Company shares. The  Service Fees shall be utilised by Company for the Services provided by OCTA at any time including an upfront payment for the development costs of the mini-game modules, as well as the payment of a flat fee of United States Dollar Ten Thousand (USD 10,000.00) per month, starting from the delivery of the first mini-game module.

On October 29, 2024, the Company entered into a certain service agreement (the “Agreement”) with V GALLANT SDN BHD (“V Gallant”), a private company incorporated in Malaysia. Pursuant to the Agreement, the Company engaged V Gallant for its generative AI solutions and AI digital human technology services (the “Services”) in accordance with the terms and conditions therein. The Company agreed to pay V Gallant a total consideration of USD16,000,000 to V Gallant and/or its nominees for the Services and all associated hardware and software under the Agreement. The Services under this Agreement shall commence on October 29, 2024, and shall be valid until December 31, 2025, unless the Agreement is mutually terminated or extended in writing or terminated by either the Company or V Gallant due to any breach or default of this Agreement, as the case may be.

18 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after June 30, 2024 up through September 30, 2024, the date the Company issued these consolidated financial statements.

From July to September 2024, the Company received net proceed of $2,457,456, net of broker fee from issuance of 1,583,418 shares of common stock which sell through or to the Manager related to the Marketing Offering Agreement.

On September 20, 2024, the Company entered into a partnership agreement (the “Agreement”) with Credilab Sdn. Bhd. (“CLSB”). Pursuant to the Agreement, the Company and CLSB will establish a strategic partnership aimed at leveraging their respective core competencies, resources, and market expertise to drive mutual benefit and growth. In September 2024, the Company issued 2,000,000 shares of its common stock to CLSB in exchange for CLSB’s integration of its credit services into the Company’s ZCity App. In addition, the Company will introduce portfolio clients (“Portfolio Clients”) to CLSB via the ZCity App, and in return, the Company will share one – third of the revenue and processing fee from CLSB’s profit derived from Portfolio Client. The five-year partnership facilitates joint marketing efforts, profit-sharing, and further strategic collaboration between the parties.